Derivative Liability - Schedule of Assumptions Used in Binominal Option Pricing Model (Details) - Integer	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value measurements valuation techniques, percent	1.53	0.17	2.40
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value measurements valuation techniques, percent	2.13	2.13	2.58
Expected Life in Years [Member] | Minimum [Member]
Fair value measurements valuation techniques, term	11 days	11 days	4 months 6 days
Expected Life in Years [Member] | Maximum [Member]
Fair value measurements valuation techniques, term	1 year 2 months 30 days	1 year 2 months 30 days	1 year 2 months 30 days
Expected Volatility [Member] | Minimum [Member]
Fair value measurements valuation techniques, percent	250	224	222
Expected Volatility [Member] | Maximum [Member]
Fair value measurements valuation techniques, percent	381	381	268